Data from FCR's Financial Statemets (Details 6) - FCR [Member] - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Information [Line Items]
Aggregate fair value	$ 98,112	$ 83,050
Mortgages secured by investment properties classified as held for sale	$ 7,079	$ 9,990
Weighted average effective interest rate of mortgages secured by investment properties classified as held for sale	6.70%	4.10%